RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in 2023, 2022 and 2021 is as follows:

(in thousands of $)	2023	2022	2021
Frontline	4,206	3,902	4,171
SFL	29,773	30,914	42,911
Seatankers	2,686	8,756	27,978
CCL	—	395	2,028
Front Ocean Management AS	2,001	1,781	—
	38,666	45,748	77,088

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, settlement with CCL, interest costs and technical supervision fees.
A summary of net amounts charged to related parties in 2023, 2022 and 2021 is as follows:

(in thousands of $)	2023	2022	2021
Frontline	—	—	52
SFL	70	96	468
Seatankers	456	486	817
Northern Drilling	—	—	38
SwissMarine	3,940	2,033	13,281
UFC	900	—	—
	5,366	2,615	14,656

Net amounts charged to related parties mainly comprise commercial management, general management fees and charter revenues.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations is as follows:

(in thousands of $)	2023	2022	2021
Time charter and voyage charter revenues	3,940	2,033	13,281
Other revenues	526	582	1,375
Other operating income (expenses)	—	(413)	(2,008)
Ship operating expenses[1]	(3,184)	(4,916)	(9,313)
Charter hire expenses[2]	(31,484)	(37,328)	(60,885)
Administrative expenses	(2,611)	(2,636)	(1,487)
Interest on credit facilities	—	—	(3,395)
	(32,813)	(42,678)	(62,432)

(1) Excluding newbuilding supervision fee of $1.4 million, which was capitalized as part of newbuildings
(2) Including charter hire expenses for SFL leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of December 31, 2023 and 2022 is as follows:

(in thousands of $)	2023	2022
Frontline	3,145	1,506
UFC	—	497
Seatankers	528	352
SFL	82	—
Credit loss allowance	(21)	(21)
	3,734	2,334
A summary of short-term balances owed to related parties as of December 31, 2023 and 2022 is as follows:

(in thousands of $)	2023	2022
TFG Marine	8,479	9,219
Other	678	273
	9,157	9,492